BUSINESS COMBINATIONS AND INVESTMENTS - Summary of investments in joint ventures using the equity method (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
BUSINESS COMBINATIONS AND INVESTMENTS
Investment in joint ventures, beginning of year	$ 126.8	$ 89.9
Contributions	4.2	24.9
Return of capital	(7.0)
Share of total comprehensive income	5.7	28.5
Distribution received	(9.1)	(25.9)
Change in foreign exchange	(5.5)	9.4
Investment in joint ventures, end of year	$ 115.1	$ 126.8